Business Combinations - Schedule of Adjusted Acquisition Date Fair Values of Assets Acquired and Liabilities Assumed By the Company (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Purchase price
Common stock	$ 13,171
Series B convertible preferred	53,959
Contingently issuable warrants	3,920	$ 528
Purchase price	71,050
Less: cash acquired	(1,144)
Purchase price, net of cash acquired	69,906
Less:
Prepaid expenses	16
Property and equipment at cost	116
Security deposits	98
Non-compete agreement with founder	3,251
Trade names and trademarks	1,009
Developed Technology and licensed patents	12,731
Accounts payable and other current liabilities	(2,888)
Goodwill	$ 55,573